Operating Leases	9 Months Ended
Sep. 30, 2022
Operating Leases [Abstract]
Operating leases
19	Operating leases

The Group leases multiple office spaces which are contracted under various non-cancelable operating leases, most of which provide extension or early termination options and are generally expired in 1 to 4 years. The Group does not enter into any finance leases or leases where the Group is a lessor. Moreover, the existing operating lease agreements do not contain any residual value guarantees or material restrictive covenants.

Management determines if an arrangement is a lease at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying office space is made available for use by the lessor. The incremental borrowing rates determined for computing the lease liabilities are based on the People’s Bank of China (PBOC) Benchmark Rates for terms of loans ranging from zero (exclusive) to 5 years and above.

The following tables present the operating lease cost and other supplemental information:

	Nine months ended September 30,
	2021	2022
	RMB	RMB

Operating lease cost (1)	11,537,679	10,764,863

(1)	Amounts include short-term leases that are immaterial.

	December 31, 2021	September 30, 2022
	RMB	RMB

Weighted-average remaining lease term	1 Year	1.15 Years

Weighted-average discount rate	4.73%	4.73%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	15,478,630	10,804,573

ROU assets obtained in exchange for new operating lease liabilities	16,196,806	15,545,649

The following represents the Group’s future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities (excluding short-term operating leases) as of September 30, 2022:

RMB
Remainder of 2022	3,775,068
Year ended December 31,
2023	9,693,979
2024	1,435,437
2025	246,756
2026	132,792
2027	-
Thereafter	-

Total future operating lease payments	15,284,032

Less: imputed interest	(453,578)

Total present value of operating lease liabilities	14,830,454